Segment Reporting - Revenue from Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MR [Member] | Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue	$ 217,141	$ 248,974	$ 315,925
LR2 [Member] | Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue	136,514	156,503	208,132
Handymax [Member] | Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue	78,510	73,683	138,736
Panamax [Member] | Other related parties [member] | Scorpio Panamax Tanker Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue	1,515	5,843	34,613
MR, LR2, Handymax and Panamax
Disclosure of major customers [line items]
Pool revenue	$ 433,680	$ 485,003	$ 697,406